Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Interest costs capitalised	$ 0	$ 0	$ 0